Capital adequacy	12 Months Ended
Dec. 31, 2013
Capital adequacy
36 Capital adequacy

The Group is subject to regulation by FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2013, the Group has operated under the international capital adequacy standards known as >>>Basel III set forth by the BCBS. These standards have affected the measurement of both total eligible capital and >>>risk-weighted assets. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34.

According to FINMA and Bank for International Settlements (BIS) capital requirements, total regulatory capital is comprised of the following categories: common equity tier 1 (CET1), tier 1 capital and tier 2 capital. CET1 capital consists of total shareholders’ equity, regulatory adjustments, including a cumulative dividend accrual, and certain adjustments subject to phase in, including an adjustment for the accounting treatment of pension plans. Tier 1 capital consists of CET1 and additional tier 1 capital, which includes high-trigger and low-trigger capital instruments, certain instruments subject to phase out and certain deductions subject to phase in. Deductions from tier 1 capital during the phase-in period include, among other items, goodwill and intangible assets and other capital deductions, including gains/(losses) due to changes in own credit risks on fair valued financial liabilities, that will be deducted from CET1 once Basel III is fully implemented. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of unsecured, perpetual, subordinated instruments that are senior only to tier 1 instruments. The sum of tier 1 and tier 2 capital equals total eligible capital.

Risk-weighted assets include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents, market positions in the trading portfolio and operational risk from processes, people, systems and external events.

As of December 31, 2013 and 2012, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.

BIS statistics – Basel III

end of	2013	2012
Eligible capital (CHF million)
CET1 capital	42,989	41,500
Additional tier 1 capital	3,072	2,857
Total tier 1 capital	46,061	44,357
Tier 2 capital	10,227	7,162
Total eligible capital	56,288	51,519
Risk-weighted assets (CHF million)
Credit risk	175,631	201,764
Market risk	39,133	39,466
Operational risk	53,075	45,125
Non-counterparty risk	6,007	6,126
Risk-weighted assets	273,846	292,481
Capital ratios (%)
CET1 ratio	15.7	14.2
Tier 1 ratio	16.8	15.2
Total capital ratio	20.6	17.6

Broker-dealer operations

Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2013 and 2012, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions

Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.

As of December 31, 2013 and 2012, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy
35 Capital adequacy

The Bank is subject to regulation by >>>FINMA. The capital levels of the Bank are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2013, the Bank has operated under the international capital adequacy standards known as >>>Basel III set forth by the >>>BCBS. These standards have affected the measurement of both total eligible capital and >>>risk-weighted assets.

As of December 31, 2013 and 2012, the Bank was adequately capitalized under the regulatory provisions outlined under both FINMA and the Bank for International Settlements (BIS) guidelines.

> Refer to “Note 36 – Capital adequacy” in V – Consolidated financial statements – Credit Suisse Group for further information.

Broker-dealer operations

Certain Bank broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2013 and 2012, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions

Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

As of December 31, 2013 and 2012, the Bank was not subject to restrictions on its ability to pay the proposed dividends.

BIS statistics – Basel III

end of	2013	2012
Eligible capital (CHF million)
CET1 capital	38,028	36,717
Additional tier 1 capital	3,077	3,760
Total tier 1 capital	41,105	40,477
Tier 2 capital	10,961	8,829
Total eligible capital	52,066	49,306
Risk-weighted assets (CHF million)
Credit risk	166,324	191,649
Market risk	39,111	39,438
Operational risk	53,075	45,125
Non-counterparty risk	5,758	5,873
Risk-weighted assets	264,268	282,085
Capital ratios (%)
CET1 ratio	14.4	13.0
Tier 1 ratio	15.6	14.3
Total capital ratio	19.7	17.5